Consolidated Segment Data	6 Months Ended	12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020
Segment Reporting [Abstract]
Consolidated Segment Data
12.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how chief operating decision maker reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following three revenue segments:

(a)	Garment manufacturing . Including manufacturing and distribution of garments;

(b)	Logistics services. Providing logistics services; and

(c)	Epidemic prevention supplies. Including manufacturing, distribution and trading of epidemic prevention supplies.

The Company also provides general corporate services to its segments and these costs are reported as “Corporate and others”.

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the three and six months ended September 30, 2020 and 2019 are as follows:

	Three months ended September 30,		Six months ended September 30,
Revenues	2020	2019	2020	2019
Garment manufacturing	$1,623,255	$322,131	$2,898,061	873,448
Logistics services	1,307,003	1,622,871	2,840,384	3,281,046
Epidemic prevention supplies	8,754,039	-	11,864,067	-
	$11,684,297	$1,945,002	$17,602,512	4,154,494

Income from operations by segment for the three and six months ended September 30, 2020 and 2019 are as follows:

	Three months ended		Six months ended
	September 30,		September 30,
	2020	2019	2020	2019
Garment manufacturing	$75,956	$(16,682)	$141,518	$29,535
Logistics services	25,724	26,027	35,284	7,716
Epidemic prevention supplies	(3,384,835)	-	(3,096,118)	-
Corporate	(209,766)	(318,712)	(385,173)	(700,360)
Income (loss) from operations	$(3,492,921)	$(309,367)	$(3,304,489)	$(663,109)
Garment manufacturing	9,503)	(12,102)	30,661	(19,284)
Logistics services	27,165	420	25,722	(3,707)
Epidemic prevention supplies	(4)	-	(3)	-
Corporate	(215)	(24)	(1,104)	(109)
Income (loss) before income tax	$(3,456,472)	(321,073)	(3,249,213)	(686,209)
Income tax expense	(4,053)	(852)	(7,412)	(3,064)
Net income (loss)	$(3,460,525)	$(321,925)	$(3,256,625)	$(689,273)

Total assets by segment as at September 30, 2020 and March 31, 2020 are as follows:

Total assets	September 30, 2020	March 31, 2020
Garment manufacturing	$1,647,452	$4,098,758
Logistics services	2,851,451	2,422,140
Epidemic prevention supplies	197,058	-
Corporate	1,957,533	1,901,080
	$6,653,494	$8,421,978

12.	CONSOLIDATED SEGMENT DATA

Segment information is consistent with how management reviews the businesses, makes investing and resource allocation decisions and assesses operating performance. The segment data presented reflects this segment structure. The Company reports financial and operating information in the following two segments:

(a)	Manufacturing of garments (the “Garment manufacturing segment”); and
(b)	Providing logistic services (the “Logistics services segment”).

The Company also provides general corporate services to its segments and these costs are reported as “Corporate”.

Selected information in the segment structure is presented in the following tables:

Revenues by segment for the years ended March 31, 2020 and 2019 are as follows:

Revenues	2020	2019
Garment manufacturing segment	$4,298,518	$3,359,637
Logistics services segment	5,873,861	6,667,283
Total of reportable segments	10,172,379	10,026,920
Reconciliation – Corporate	-	-
Total consolidated revenue	$10,172,379	$10,026,920

Income from operations by segment for the years ended March 31, 2020 and 2019 are as follows:

Operating income (loss)	2020	2019
Garment manufacturing segment	$215,324	$8,091
Logistics services segment	80,128	(10)
Total of reportable segments	295,452	8,081
Reconciliation – Corporate	(1,159,770)	(691,208)
Total consolidated loss from operations	$(864,318)	$(683,127)
Garment manufacturing segment	(26,686)	(12,762)
Logistics services segment	(72,750)	10,118
Total of reportable segments	(99,436)	(2,644)
Reconciliation – Corporate	(793)	(3)
Total consolidated loss before income tax	$(964,547)	$(685,774)
Income tax expense	(16,070)	(8,555)
Net loss	$(980,617)	$(694,329)

Depreciation and amortization by segment for the years ended March 31, 2020 and 2019 are as follows:

Depreciation	2020	2019
Garment manufacturing segment	$9,739	$23,036
Logistics service segment	104,652	92,637
Total of reportable segments	114,391	115,673
Reconciliation – Corporate	-	-
Total consolidated depreciation	$114,391	$115,673

Expenditure for addition of long lived assets for the years ended March 31, 2020 and 2019 are as follows:

Expenditure for additions to long lived assets	2020	2019
Garment manufacturing segment	$6,526	$-
Logistics services segment	129,476	228,618
Total of reportable segments	136,002	228,618
Reconciliation – Corporate	-	-
Total consolidated expenditure for additions to long lived assets	$136,002	$228,618

Total assets by segment at March 31, 2020 and 2019 are as follows:

Total assets	2020	2019
Garment manufacturing segment	$4,098,758	$1,242,335
Logistics services segment	2,422,140	2,253,308
Total of reportable segments	6,520,898	3,495,643
Reconciliation – Corporate	1,901,080	476,203
Total consolidated total assets	$8,421,978	$3,971,846